Property And Equipment - Schedule of Property and Equipment (Details) (10-K) - USD ($) $ in Thousands	Sep. 26, 2020	Dec. 28, 2019	Dec. 29, 2018
Total property and equipment, gross		$ 3,777	$ 3,246
Accumulated depreciation		(2,250)	(1,607)
Total property and equipment, net	$ 1,218	1,528	1,639
Computer Software [Member]
Total property and equipment, gross		314	251
Office Equipment [Member]
Total property and equipment, gross		323	208
Computer Equipment [Member]
Total property and equipment, gross		1,009	960
Furniture and Fixtures [Member]
Total property and equipment, gross		1,175	965
Leasehold Improvements [Member]
Total property and equipment, gross		$ 956	$ 862